EQUITY INCENTIVE PLANS (Details)	6 Months Ended
Jun. 30, 2012
Amended and Restated 2004 Equity Incentive Plan [Member]
Number of shares authorized	1,560,000
Number of option granted since inception	2,568,400
Number of options exercised	73,166
Number of options cancelled/expired	1,360,000
Number of shares available for grant and available for future grant	352,100
Amended 2007 Stock Option Plan [Member]
Number of shares authorized	3,200,000
Number of option granted since inception	1,547,578
Number of options exercised	49,000
Number of options cancelled/expired	323,070
Number of shares available for grant and available for future grant	1,975,492